Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aquila Three Peaks Opportunity Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts is available from your financial advisor and in "Alternative Purchase Plans” on page 24 of the Fund's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 26 of the Prospectus, "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 28 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 47 of the Statement of Additional Information (the “SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Excludes extraordinary restructuring expenses. Had such extraordinary expenses been included, Other Expenses would have been 0.81% for Class A Shares, 0.98% for Class C Shares, 0.86% for Class I Shares, and 0.75% for Class Y Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C Shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 70% of its net assets in equity securities believed to have the potential for capital appreciation.  In addition to common stocks, warrants, convertible bonds and preferred stock are considered equity securities for purposes of the equity allocation.

The Fund’s investment strategy focuses on factors specific to each investment, such as an improving balance sheet and an improving leverage ratio.  The Fund invests in equity securities without regard to whether they could be described as “growth” or “value.”  The Fund invests in a range of stock market capitalizations that could include small-cap, mid-cap, and large-cap.

The Fund may, from time to time, hold as much as 30% of its net assets in a variety of fixed income securities of any maturity, including lower-quality corporate debt securities (often referred to as high yield or “junk” bonds).  The Fund may invest in high yield bonds in an effort to moderate equity market volatility by virtue of the coupon payments and the Sub-Adviser’s expectation of lower volatility of high yield bonds relative to equity securities.  The Fund may also invest in fixed income securities to increase returns.  Other debt instruments such as zero coupon bonds or pay-in-kind (PIK) bonds can be included in the fixed income allocation.

The Fund may invest up to 15% of its net assets in foreign securities (debt and/or equity).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Market Risk.  The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or adverse investor sentiment. When market prices fall, the value of your investment will likely go down.  The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.  In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels.  More recently, the Federal Reserve has reduced its market support activities.  Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as increase market volatility and reduce the value and liquidity of certain securities.

Equity Securities Risk.  Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions.  The market price of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Interest Rate Risk.  The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities.  Interest rates in the U.S. have been historically low and are expected to rise.

Credit Risk.  If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Junk Bonds Risk.  Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Foreign Securities Risk.  Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities. Risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Small and Mid-Sized Companies.  Companies having market capitalization of middle to smaller size are comparatively less well known and may have less trading in their shares than larger companies. Compared to large companies, small-and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Sub-Adviser thinks appropriate, and offer greater potential for gain and loss.  The Fund may invest in companies that are highly leveraged.  Leverage can magnify equity performance in both positive and negative stock markets.

Risks of Zero Coupon and Pay-In-Kind Securities.  The value, interest rates and liquidity of non-cash paying instruments, such as zero-coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities.

Liquidity Risk. Some securities held by the Fund, including securities issued in private placement transactions, may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid security to meet redemption requests or other cash needs, the Fund may be forced to sell the security at a loss.

Portfolio Selection Risk. The value of your investment may decrease if the Sub-Adviser’s judgment about the attractiveness, value or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect.

Other Risk.  Loss of money is a risk of investing in the Fund.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the designated periods compare with those of the Russell 3000 Index (the Fund’s primary benchmark index) and the S&P 500 Index, each a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

The Fund acquired the assets and liabilities of Aquila Three Peaks Opportunity Growth Fund (the Predecessor Fund) on October 11, 2013.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund.  Performance shown for periods prior to October 11, 2013, is the performance of the Predecessor Fund.  Prior to October 14, 2010, the Predecessor Fund was known as “Aquila Rocky Mountain Equity Fund.”  The Predecessor Fund’s returns for periods prior to October 14, 2010 reflect the investment strategies and portfolio managers in effect for the Predecessor Fund during such periods.  Such returns should not be considered predictive or representative of results the Fund may experience under its current strategy and investment sub-adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the designated periods compare with those of the Russell 3000 Index (the Fund's primary benchmark index) and the S&P 500 Index, each a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-437-1020
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aquilafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns - As of December 31 - Class Y Shares 2004-2013
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the 10-year period shown in the bar chart, the highest return for a quarter was 20.41% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.90% (quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.90%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Y Shares. After-tax returns for other classes of shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2013
Russell 3000 Index (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.55%
5 Years	rr_AverageAnnualReturnYear05	18.71%
10 Years	rr_AverageAnnualReturnYear10	7.88%
S&P 500 Index (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[2],[3]
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.55%	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	576
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	966
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,381
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,535
1 Year	rr_AverageAnnualReturnYear01	31.37%
5 Years	rr_AverageAnnualReturnYear05	18.87%
10 Years	rr_AverageAnnualReturnYear10	6.16%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[2]
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.88%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	2.25%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	761
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,320
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,554
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	761
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,320
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,554
1 Year	rr_AverageAnnualReturnYear01	35.24%
5 Years	rr_AverageAnnualReturnYear05	19.02%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[2]
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.49%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	538
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	950
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,100
1 Year	rr_AverageAnnualReturnYear01	37.64%
5 Years	rr_AverageAnnualReturnYear05	20.33%
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005
Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[2]
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	460
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	816
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,820
Annual Return 2004	rr_AnnualReturn2004	12.36%
Annual Return 2005	rr_AnnualReturn2005	5.73%
Annual Return 2006	rr_AnnualReturn2006	11.80%
Annual Return 2007	rr_AnnualReturn2007	(1.07%)
Annual Return 2008	rr_AnnualReturn2008	(40.90%)
Annual Return 2009	rr_AnnualReturn2009	30.94%
Annual Return 2010	rr_AnnualReturn2010	16.39%
Annual Return 2011	rr_AnnualReturn2011	(3.72%)
Annual Return 2012	rr_AnnualReturn2012	24.55%
Annual Return 2013	rr_AnnualReturn2013	37.61%
1 Year	rr_AverageAnnualReturnYear01	37.61%
5 Years	rr_AverageAnnualReturnYear05	20.26%
10 Years	rr_AverageAnnualReturnYear10	6.92%
Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.16%
5 Years	rr_AverageAnnualReturnYear05	19.68%
10 Years	rr_AverageAnnualReturnYear10	6.54%
Class Y | After Taxes on Distributions and Redemptions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.53%
5 Years	rr_AverageAnnualReturnYear05	16.52%
10 Years	rr_AverageAnnualReturnYear10	5.59%

[1]	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.
[2]	This fee only applies to shares redeemed (including by exchange) within 90 days of purchase.
[3]	Class A Shares on which a sales charge is not imposed that are redeemed (including by exchange) within 90 days of purchase are assessed a redemption fee of 2.00%.
[4]	Excludes extraordinary restructuring expenses. Had such extraordinary expenses been included, Other Expenses would have been 0.81% for Class A Shares, 0.98% for Class C Shares, 0.86% for Class I Shares, and 0.75% for Class Y Shares.
[5]	The Manager and Sub-Adviser have contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 1.55% for Class A Shares, 2.25% for Class C Shares, 1.49% for Class I Shares and 1.25% for Class Y Shares. These expense limitations are in effect until April 30, 2015. Prior to April 30, 2015, the arrangement may not be terminated without the approval of the Board of Trustees. If total annual Fund operating expenses of any class in a fiscal year are less than the respective expense caps described above, as well as below the expense cap which was in place at the time of such reimbursed expenses or waived fees, the Manager may recover the difference between the total annual Fund operating expenses of the class and the respective expense cap, up to, but not more than, the amount, if any, by which reimbursed expenses and waived fees over the preceding rolling three year period have not been paid by the Fund to the Manager.